INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Deferred tax assets
Share issuance costs and financing fees	$ 1,610	$ 4,764
Allowable capital losses	132,394	132,986
Non-capital losses	5,170,743	4,704,180
Intangible assets	82,004	230,563
Goodwill	6,606	0
Lease liabilities	1,048,101	1,095,352
Reclamation obligation	0	14,219
Derivative liability	29,223	64,719
Inventories	0	36,797
Convertible promissory note	0	312,190
Property and equipment	3,686	0
Other	14,187	0
Total deferred tax assets	6,488,554	6,595,770
Valuation allowance	(5,261,352)	(5,311,368)
Total net deferred tax assets	1,227,202	1,284,402
Deferred tax liabilities
Property and equipment	0	(95,857)
Right-of-use assets	(959,509)	(1,022,105)
IRC 481(a) adjustments	(283,658)	0
Total deferred tax liabilities	(1,243,167)	(1,117,962)
Net deferred tax asset (liability)	$ (15,965)	$ 166,440